                          SHORT-TERM INVESTMENTS TRUST

                               TREASURY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                        Supplement dated January 24, 2003
       to the Statement of Additional Information dated December 18, 2002

The following information replaces in its entirety the information appearing under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSON" in Appendix B in the Statement of Additional Information:

                                   TRUSTEE
  "NAME, YEAR OF BIRTH AND          AND/OR
 POSITION(S) HELD WITH THE         OFFICER          PRINCIPAL OCCUPATION(S) DURING PAST 5           OTHER DIRECTORSHIP(S) HELD
           TRUST                    SINCE                           YEARS                                 BY TRUSTEE
 -------------------------        ---------         --------------------------------------          --------------------------


INTERESTED PERSONS

Robert H. Graham* --  1946               1986     Director and Chairman, A I M Management Group      None
Trustee, Chairman and President                   Inc. (financial services holding company); and
                                                  Director and Vice Chairman, AMVESCAP PLC
                                                  (parent of AIM and a global investment
                                                  management firm); formerly, President and
                                                  Chief Executive Officer, A I M Management
                                                  Group Inc.; Director, Chairman and
                                                  President, A I M Advisors, Inc. (registered
                                                  investment advisor); Director and Chairman,
                                                  A I M Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), A I M Fund
                                                  Services, Inc., (registered transfer agent),
                                                  and Fund Management Company (registered
                                                  broker dealer)


Mark H. Williamson** -- 1951             2003     Director, President and Chief Executive           Director, Chairman, President
Trustee                                           Officer, A I M Management Group Inc.              and Chief Executive Officer,
                                                  (financial services holding company);             INVESCO Bond Funds, Inc.,
                                                  Director, Chairman and President, A I M           INVESCO Combination Stock &
                                                  Advisors, Inc. (registered investment             Bond Funds, Inc., INVESCO
                                                  advisor); Director, A I M Capital Management,     Counselor Series Funds, Inc.,
                                                  Inc. (registered investment advisor) and A I M    INVESCO International Funds,
                                                  Distributors, Inc. (registered broker dealer),    Inc., INVESCO Manager Series
                                                  Director and Chairman, A I M Fund Services,       Funds, Inc., INVESCO Money
                                                  Inc., (registered transfer agent), and Fund       Market Funds, Inc., INVESCO
                                                  Management Company (registered broker dealer);    Sector Funds, Inc., INVESCO
                                                  and Chief Executive Officer, AMVESCAP PLC -       Stock Funds, Inc., INVESCO
                                                  AIM Division (parent of AIM and a global          Treasurer's Series Funds, Inc.
                                                  investment management firm); formerly, Chief      and INVESCO Variable
                                                  Executive Officer, INVESCO Funds Group, Inc.      Investment Funds, Inc."

--------

* Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

** Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                          SHORT-TERM INVESTMENTS TRUST

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                      Supplement dated January 24, 2003
       to the Statement of Additional Information dated December 18, 2002

The following information replaces in its entirety the information appearing under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSON" in Appendix B in the Statement of Additional Information:

                                   TRUSTEE
  "NAME, YEAR OF BIRTH AND          AND/OR
 POSITION(S) HELD WITH THE         OFFICER          PRINCIPAL OCCUPATION(S) DURING PAST 5         OTHER DIRECTORSHIP(S) HELD
           TRUST                    SINCE                           YEARS                                BY TRUSTEE
 -------------------------        ---------         --------------------------------------        --------------------------


INTERESTED PERSONS

Robert H. Graham* --  1946            1986     Director and Chairman, A I M Management Group      None
Trustee, Chairman and President                Inc. (financial services holding company); and
                                               Director and Vice Chairman, AMVESCAP PLC
                                               (parent of AIM and a global investment
                                               management firm); formerly, President and
                                               Chief Executive Officer, A I M Management
                                               Group Inc.; Director, Chairman and
                                               President, A I M Advisors, Inc. (registered
                                               investment advisor); Director and Chairman,
                                               A I M Capital Management, Inc. (registered
                                               investment advisor), A I M Distributors,
                                               Inc. (registered broker dealer), A I M Fund
                                               Services, Inc., (registered transfer agent),
                                               and Fund Management Company (registered
                                               broker dealer)

Mark H. Williamson** -- 1951          2003     Director, President and Chief Executive            Director, Chairman, President
Trustee                                        Officer, A I M Management Group Inc.               and Chief Executive Officer,
                                               (financial services holding company);              INVESCO Bond Funds, Inc.,
                                               Director, Chairman and President, A I M            INVESCO Combination Stock &
                                               Advisors, Inc. (registered investment              Bond Funds, Inc., INVESCO
                                               advisor); Director, A I M Capital Management,      Counselor Series Funds, Inc.,
                                               Inc. (registered investment advisor) and A I M     INVESCO International Funds,
                                               Distributors, Inc. (registered broker dealer),     Inc., INVESCO Manager Series
                                               Director and Chairman, A I M Fund Services,        Funds, Inc., INVESCO Money
                                               Inc., (registered transfer agent), and Fund        Market Funds, Inc., INVESCO
                                               Management Company (registered broker dealer);     Sector Funds, Inc., INVESCO
                                               and Chief Executive Officer, AMVESCAP PLC -        Stock Funds, Inc., INVESCO
                                               AIM Division (parent of AIM and a global           Treasurer's Series Funds, Inc.
                                               investment management firm); formerly, Chief       and INVESCO Variable Investment
                                               Executive Officer, INVESCO Funds Group, Inc.       Funds, Inc."



--------

* Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

** Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                          SHORT-TERM INVESTMENTS TRUST

                          GOVERNMENT & AGENCY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                        Supplement dated January 24, 2003
       to the Statement of Additional Information dated December 18, 2002

The following information replaces in its entirety the information appearing under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSON" in Appendix B in the Statement of Additional Information:

                                   TRUSTEE
  "NAME, YEAR OF BIRTH AND          AND/OR
 POSITION(S) HELD WITH THE         OFFICER          PRINCIPAL OCCUPATION(S) DURING PAST 5         OTHER DIRECTORSHIP(S) HELD
           TRUST                    SINCE                           YEARS                                BY TRUSTEE
 -------------------------        ---------         --------------------------------------        --------------------------


INTERESTED PERSONS

Robert H. Graham* --  1946            1986     Director and Chairman, A I M Management Group         None
Trustee, Chairman and President                Inc. (financial services holding company); and
                                               Director and Vice Chairman, AMVESCAP PLC (parent of
                                               AIM and a global investment management firm);
                                               formerly, President and Chief Executive Officer, A I
                                               M Management Group Inc.; Director, Chairman and
                                               President, A I M Advisors, Inc. (registered
                                               investment advisor); Director and Chairman, A I M
                                               Capital Management, Inc. (registered investment
                                               advisor), A I M Distributors, Inc. (registered broker
                                               dealer), A I M Fund Services, Inc., (registered
                                               transfer agent), and Fund Management Company
                                               (registered broker dealer)


Mark H. Williamson** -- 1951          2003     Director, President and Chief Executive               Director, Chairman,
Trustee                                        Officer, A I M Management Group Inc.                  President and Chief
                                               (financial services holding company);                 Executive Officer, INVESCO
                                               Director, Chairman and President, A I M               Bond Funds, Inc., INVESCO
                                               Advisors, Inc. (registered investment                 Combination Stock & Bond
                                               advisor); Director, A I M Capital Management,         Funds, Inc., INVESCO
                                               Inc. (registered investment advisor) and A I M        Counselor Series Funds,
                                               Distributors, Inc. (registered broker dealer),        Inc., INVESCO International
                                               Director and Chairman, A I M Fund Services,           Funds, Inc., INVESCO Manager
                                               Inc., (registered transfer agent), and Fund           Series Funds, Inc., INVESCO
                                               Management Company (registered broker dealer);        Money Market Funds, Inc.,
                                               and Chief Executive Officer, AMVESCAP PLC -           INVESCO Sector Funds, Inc.,
                                               AIM Division (parent of AIM and a global              INVESCO Stock Funds, Inc.,
                                               investment management firm); formerly, Chief          INVESCO Treasurer's Series
                                               Executive Officer, INVESCO Funds Group, Inc.          Funds, Inc. and INVESCO
                                                                                                     Variable Investment Funds,
                                                                                                     Inc."

--------

* Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

** Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.